10. INTANGIBLE ASSETS (Details 3)	12 Months Ended
Dec. 31, 2017
Metal packaging
Disclosure of detailed information about intangible assets [line items]
Measurement of recoverable value	Discounted Cash Flow
Cash flow projection	Until 2028
Gross Margin	Gross margin updated based on historical data, impacts of business restructuring and market trends.
Cost Actualization	Cost based on historical data of each product and impacts of business restructuring.
Growth rate	Without growth in real terms, only updated by long term inflation of 4.0% .
Discount rate	These cash flows were considered using a discount rate after taxes between 7% and 13% in real terms. The discount rate was based on the weighted average cost of capital ("WACC") that reflects the specific risk of each segment.
Long steel
Disclosure of detailed information about intangible assets [line items]
Measurement of recoverable value	Discounted Cash Flow	[1]
Cash flow projection	Until 2028	[1]
Gross Margin	Gross margin updated based on historical data and market trends.	[1]
Cost Actualization	Costs based on historical data and market trends.	[1]
Growth rate	Without growth in real terms, only updated by long term inflation of 2.0% , Euro zone.	[1]
Discount rate	These cash flows were considered using a discount rate after taxes between 7% and 13% in real terms. The discount rate was based on the weighted average cost of capital ("WACC") that reflects the specific risk of each segment.	[1]
Mining
Disclosure of detailed information about intangible assets [line items]
Measurement of recoverable value	Discounted Cash Flow
Cash flow projection	Until 2056
Gross Margin	Average of the gross margin of each Cash generating units based on the history and projections to the next 39 years and long-term price and exchange rate curves from industry reports.
Cost Actualization	Costs based on historical data, mix of products and market trends.
Growth rate	The growth rate was not considered.
Discount rate	These cash flows were considered using a discount rate after taxes between 7% and 13% in real terms. The discount rate was based on the weighted average cost of capital ("WACC") that reflects the specific risk of each segment.

[1]	Refer to assets of subsidiary SWT, located in Germany. The discount rate was applied on the discounted cash flow prepared in Euros, the functional currency of this subsidiary.